Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets measured at fair value on a recurring basis as of March 31, 2023 and 2022 were as follows:

	March 31, 2023		March 31, 2022
	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs
	(Level 1)	(Level 2)	(Level 1)	(Level 2)
Assets
Short-term marketable securities *	$575,814	$—	$522,028	$—
Long-term marketable securities *	394,291	—	422,706	—
Long-term debt instruments *	2,223	—	2,449	—
Long-term equity instruments *	8,382	—	10,034	—
Forward contracts	—	7	—	808
	$980,710	$7	$957,217	$808
Liabilities
Forward contracts	$—	$(281)	$—	$(281)

*Refer to Note 3 for additional details on marketable securities.